Stockholders’ Equity (Details Narrative) - $ / shares	Jun. 30, 2023	May 11, 2023	May 10, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 23, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Common stock, shares authorized	4,000,000,000			4,000,000,000	4,000,000,000	4,000,000,000
Common stock par value	$ 0.001			$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized						100,000,000
Preferred stock, par value						$ 0.001
Preferred stock, shares outstanding	0	0
Common stock, shares				125,073,621
Common stock, shares outstanding	3,877,282,251	3,877,282,251		3,877,282,251	3,877,282,251
Subsequent Event [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Common stock, shares authorized		3,877,282,251
Preferred stock, shares issued		0		0	0
Preferred stock, shares outstanding		0
Board of Directors Chairman [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Common stock, shares authorized			4,000,000,000			3,000,000,000
Common stock par value			$ 0.001			$ 0.001
Preferred stock, shares authorized			100,000,000
Preferred stock, par value			$ 0.001